Basis of Presentation and Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Contract loss	$ 0.9	$ 0.0